Pension and other postretirement benefits - Pension Plan Asset Allocation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Actual Plan Asset Allocations	100.00%	100.00%
Fair Value of Plan assets	$ 276,741	$ 280,862
U.S. Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target Allocation Percentage Of Assets	33.00%
Actual Plan Asset Allocations	34.00%	30.00%
Fair Value of Plan assets	$ 93,773	$ 86,723
International Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target Allocation Percentage Of Assets	22.00%
Actual Plan Asset Allocations	22.00%	20.00%
Fair Value of Plan assets	$ 61,453	$ 54,769
Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target Allocation Percentage Of Assets	45.00%
Actual Plan Asset Allocations	44.00%	50.00%
Fair Value of Plan assets	$ 121,515	$ 139,370
Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair Value of Plan assets	276,741	280,862
Level 1 [Member] | U.S. Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair Value of Plan assets	93,773	86,723
Level 1 [Member] | International Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair Value of Plan assets	61,453	54,769
Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair Value of Plan assets	121,515	139,370
Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair Value of Plan assets	0	0
Level 2 [Member] | U.S. Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair Value of Plan assets	0	0
Level 2 [Member] | International Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair Value of Plan assets	0	0
Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair Value of Plan assets	0	0
Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair Value of Plan assets	0	0
Level 3 [Member] | U.S. Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair Value of Plan assets	0	0
Level 3 [Member] | International Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair Value of Plan assets	0	0
Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair Value of Plan assets	$ 0	$ 0